Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (unaudited)

13. Selected Quarterly Financial Data (unaudited)

The following table contains quarterly financial information for 2017 and 2016. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair statement of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share data)
Year Ended December 31, 2017
Total operating expense	$4,913	$6,358	$9,070	$15,346
Other expense	353	154	64,961	4,147
Net loss	(5,269)	(6,512)	(74,031)	(19,493)
Net loss attributable to common stockholders	(6,157)	(7,410)	(75,084)	(20,671)
Net loss per share attributable to common stockholders, basic and diluted	(0.08)	(0.10)	(0.98)	(0.27)
Year Ended December 31, 2016
Total operating expense	$13,280	$6,997	$7,043	$7,323
Other income (expense)	6	42	(27,497)	(6,265)
Net loss	(13,243)	(6,860)	(32,975)	(13,589)
Net loss attributable to common stockholders	(13,243)	(6,860)	(33,474)	(14,234)
Net loss per share attributable to common stockholders, basic and diluted	(0.17)	(0.09)	(0.44)	(0.19)